SIGNIFICANT CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SIGNIFICANT CUSTOMERS AND SUPPLIERS
RISK CONCENTRATION

We grant credit, generally without collateral, to our customers, which include general contractors, municipalities and commercial companies located primarily in Texas, California, New Jersey, New York, Pennsylvania, Washington D.C., and Oklahoma. Consequently, we are subject to potential credit risk related to changes in business and economic factors in those states.  We generally have lien rights in the work we perform, and concentrations of credit risk are limited because of the diversity of our customer base. Further, our management believes that our contract acceptance, billing and collection policies are adequate to limit potential credit risk.

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms.  As of December 31, 2012, approximately 606 of our employees, or 32.7% of our workforce, were represented by labor unions having collective bargaining agreements with us. Generally, these agreements have multi-year terms and expire on a staggered basis between 2013 and 2016. As of December 31, 2012, approximately 94 of our employees, or 5.1% of our workforce, were represented by agreements that expire within one year.
SIGNIFICANT CUSTOMERS AND SUPPLIERS

We did not have any customers that accounted for more than 10% of our revenues or any suppliers that accounted for more than 10% of our cost of goods sold in 2012 or 2011.